UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       August 10, 2001

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                Title of                    Value          Invstmt Voting Aut
Name of Issuer   Class   CUSIP             (x$1000) Shares Dscretn   None

AOL Time Warner   Com   00184A105               270    5094  Sole      5094
AP Pharma Inc.    Com   00202J104               131   43800  Sole     43800
Abbott Laborator  Com   002824100               301    6265  Sole      6265
Actel Corp.       Com   004934105              6722  273802  Sole    273802
Airborne Freight  Com   009266107              2897  249950  Sole    249950
Alaska Air Group  Com   011659109              8125  281145  Sole    281145
Albertsons Inc.   Com   013104104              3503  116815  Sole    116815
American Express  Com   025816109              3024   77957  Sole     77957
American International
Group             Com   026874107               212    2488  Sole      2488
Ann Taylor Store  Com   036115103              1600   44700  Sole     44700
Applied Materials
Inc. Delaware     Com   038222105               998   20322  Sole     20322
Auspex            Com   052116100               100   14000  Sole     14000
Autozone          Com   053332102              5185  138260  Sole    138260
Banner Corp.      Com   06652V109              2585  117485  Sole    117485
Boise Cascade     Com   097383103               696   19800  Sole     19800
Bristol Myers Sq  Com   110122108               605   11566  Sole     11566
Build. Materials
Holding Corp.     Com   120113105              1136   74700  Sole     74700
Burlington Resou  Com   122014103              6158  154925  Sole    154925
Cardinal Health   Com   14149Y108              8784  127303  Sole    127303
Cascade Nat. Gas  Com   147339105               582   27331  Sole     27331
Centennial Banco  Com   15133T104               126   15312  Sole     15312
Chevron Corp.     Com   166751107               853    9428  Sole      9428
Cisco Systems In  Com   17275R102              6485  356300  Sole    356300
Citigroup         Com   172967101              8730  165220  Sole    165220
Clorox            Com   189054109            203100    6000  Sole      6000
Coca Cola Co.     Com   191216100              8909  197975  Sole    197975
Dell Computer     Com   247025109              5843  223458  Sole    223458
EEX Corp.         Com   26842V108               158   56141  Sole     56141
EMC Corp          Com   268648102              4195  143404  Sole    143404
Eden Bioscience   Com   279445100               541   54200  Sole     54200
El Paso Corp.     Com   28336L109               311    5922  Sole      5922
Emerson Electric  Com   291011104              2960   48919  Sole     48919
Exxon Mobil       Com   30231G102              1352   15481  Sole     15481
Fannie Mae        Com   313586109               442    5194  Sole      5194
First Indus.
Realty Trust      Com   32054K103               450   14000  Sole     14000
Gap Stores        Com   364760108              9878  340613  Sole    340613
General Electric  Com   369604103              1341   27515  Sole     27515
Global Crossing
Limited           Com   G3921A100               422   48800  Sole     48800
HealthSouth       Com   421924101              4583  286995  Sole    286995
Home Properties
of N.Y.           Com   437306103               436   14500  Sole     14500
Honeywell Int'l   Com   438516106              1911   54608  Sole     54608
ICOS Corp.        Com   449295104              1918   29974  Sole     29974
Intel Corp.       Com   458140100              7929  271086  Sole    271086
International Business
Machines          Com   459200101               237    2094  Sole      2094
Istar Financial   Com   45031U101              1680   59565  Sole     59565
JP Morgan         Com   46625H100               222    4976  Sole      4976
JP Realty         Com   46624A106              1009   41175  Sole     41175
Kaneb Services    Com   484170105               762  103900  Sole    103900
Keytronic         Com   493144109               458  222300  Sole    222300
Klamath First
Bancorp           Com   49842P103               197   13400  Sole     13400
LSI Logic Corp.   Com   502161102              1647   87580  Sole     87580
Lattice
Semiconductor     Com   518415104              5487  224865  Sole    224865
Lucent Technolog  Com   549463107                93   15046  Sole     15046
Merck & Co.       Com   589331107              1879   29405  Sole     29405
Microsoft         Com   594918104             18845  258151  Sole    258151
Nordstrom         Com   655664100              5871  316518  Sole    316518
Office Depot      Com   676220106              6225  599725  Sole    599725
Officemax         Com   67622M108              3605  976856  Sole    976856
Oracle Corp.      Com   68389X105              5888  309909  Sole    309909
Pacific Northwest
Bancorp           Com   69466M103               396   18657  Sole     18657
Palm Inc.         Com   696642107               314   51715  Sole     51715
Pfizer Inc.       Com   717081103               431   10753  Sole     10753
Plum Creek Timb.  Com   729251108              1964   69815  Sole     69815
Putnam Master
Interm. Inc. Tr.  Com   746909100               379   58664  Sole     58664
Qualcomm          Com   747525103              6576  112445  Sole    112445
Rouse Co.         Com   779273101               981   34250  Sole     34250
S&P 500 Depositary
Receipt           Com   78462F103              8038   65560  Sole     65560
Safeco            Com   786429100              3532  119745  Sole    119745
Scudder Inter Go  Com   811163104               353   51800  Sole     51800
Semitool          Com   816909105               672   56350  Sole     56350
Shurgard Storage  Com   82567D104              3162  101181  Sole    101181
Starbucks         Com   855244109             10699  465166  Sole    465166
Sterling Finl.    Com   859319105              1672  111488  Sole    111488
Sun Microsystems  Com   866810104               190   12077  Sole     12077
Supervalu         Com   868536103              1739   99100  Sole     99100
Texaco Inc.       Com   881694103               242    3630  Sole      3630
US Bancorp        Com   902973106               246   10795  Sole     10795
Umpqua Holdings   Com   904214103               761   59400  Sole     59400
Verizon Comm.     Com   92343V104               520    9725  Sole      9725
Wal-Mart          Com   931142103             10777  220835  Sole    220835
Washington Fed.
Savings & Loan    Com   938824109               251   10219  Sole     10219
Washington Mut.
Savings Bank      Com   939322103             19218  511808  Sole    511808
Watchguard
Technologies Inc  Com   941105108               356   34700  Sole      7750
Wells Fargo & Co  Com   949746101               237    5102  Sole      5102
Weyerhauser       Com   962166104              7744  140873  Sole    140873
Worldcom Inc.     Com   98157D106              6401  450761  Sole    450761
Worldcom Inc. - MCI
Group             Com   98157D304               284   17671  Sole     17671


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   87

Form 13F Information Table Value $     468,727